Investments in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Master Trust [Line Items]
Investments in Master Trust

3. Investments in Master Trust

The Master Trust includes assets of the Plan and the Packaging Corporation of America Retirement Savings Plan for Salaried Employees. All of the Plan’s investments are invested in the Master Trust. The purpose of the Master Trust is the collective investment of assets of the participating plans. Each participating plan’s interest in the Master Trust is based on the aggregate account balances of the participants in the respective participating plan. The Master Trust specifically identifies contributions, benefit payments, and plan-specific expenses attributable to each participating plan. Investment gains (losses) are allocated to each participating plan in the Master Trust on a daily basis based on each plan’s divided interest in the Master Trust. At December 31, 2025 and 2024, the Plan’s interest in the net assets of the Master Trust was $1,458,721,397 and $1,262,435,669, respectively.

The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s divided interest in the Master Trust as of December 31, 2025:

	Master Trust Balances	Plan’s Divided Interest in Master Trust Balances
Master Trust investments, at fair value:
Self-directed brokerage accounts	$68,568,900	$31,975,215
Company common stock	224,735,489	53,207,831
Collective trust funds	1,796,495,832	752,350,653
Target date collective funds	858,158,743	525,375,298
Short-term investment funds	7,947,737	3,600,071
Total Master Trust investments, at fair value	2,955,906,701	1,366,509,068
Master Trust investments, at contract value (a):
Synthetic guaranteed investment contracts	181,495,804	92,212,329
Total Master Trust investments	$3,137,402,505	$1,458,721,397

The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s divided interest in the Master Trust as of December 31, 2024:

	Master Trust Balances	Plan’s Divided Interest in Master Trust Balances
Master Trust investments, at fair value:
Self-directed brokerage accounts	$63,933,022	$27,586,928
Company common stock	249,819,280	59,721,693
Collective trust funds	1,505,906,782	608,135,359
Target date collective funds	763,362,777	461,319,853
Short-term investment funds	10,243,503	4,449,936
Total Master Trust investments, at fair value	2,593,265,364	1,161,213,769
Master Trust investments, at contract value (a):
Synthetic guaranteed investment contracts	202,398,484	101,221,900
Total Master Trust investments	$2,795,663,848	$1,262,435,669

(a)
The Master Trust holds a portfolio of synthetic guaranteed investment contracts within the PCA Stable Value Fund, which are measured at contract value and are therefore not included in the calculation of total net assets at fair value.

Net investment income for the Master Trust was as follows:

Year Ended December 31, 2025
Interest income	$5,778,134
Dividends	5,771,277
Net realized and unrealized appreciation in fair value of investments	418,595,482
Net investment income	$430,144,893

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

•
Quoted prices for similar assets and liabilities in active markets
•
Quoted prices for identical or similar assets or liabilities in markets that are not active
•
Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
•
Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3 — Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

Assets that are measured at fair value using the net asset value (“NAV”) per share as a practical expedient are not categorized within the fair value hierarchy.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation techniques and inputs used for each major class of asset measured to estimate fair value by the Master Trust.

Self-directed brokerage account: Valued at the closing price reported on the active market on which the individual securities are traded.

Company common stock: Valued using the share value calculated from the observable market price of the PCA common stock.

Collective trust funds, target date collective funds, and short-term investment funds: Valued using the NAV per share practical expedient since these assets do not have readily determinable fair values and are subsequently excluded from the fair value hierarchy. In general, there are no restrictions on the redemption of these funds, which is permitted daily upon proper notice, and there are no unfunded commitments associated with these funds.

The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets carried at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Master Trust assets (b)(c):
Self-directed brokerage	$68,568,900	$—	$—	$—	$68,568,900
Company common stock	224,735,489	—	—	—	224,735,489
Collective trust funds	—	—	—	1,796,495,832	1,796,495,832
Target date collective funds	—	—	—	858,158,743	858,158,743
Short-term investment funds	—	—	—	7,947,737	7,947,737
Total Master Trust assets	$293,304,389	$—	$—	$2,662,602,312	$2,955,906,701

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Master Trust assets (b)(c):
Self-directed brokerage	$63,933,022	$—	$—	$—	$63,933,022
Company common stock	249,819,280	—	—	—	249,819,280
Collective trust funds	—	—	—	1,505,906,782	1,505,906,782
Target date collective funds	—	—	—	763,362,777	763,362,777
Short-term investment funds	—	—	—	10,243,503	10,243,503
Total Master Trust assets	$313,752,302	$—	$—	$2,279,513,062	$2,593,265,364

(b)
The Plan determined that certain assets held in the Master Trust that do not have readily determinable fair values are measured at fair value using the NAV per share practical expedient and are not classified within the fair value hierarchy.
(c)
The Master Trust holds a portfolio of synthetic guaranteed investment contracts within the PCA Stable Value Fund, which are measured at contract value and are therefore not included in the fair value hierarchy.

Synthetic Guaranteed Investment Contracts

During the years ended December 31, 2025 and 2024, the Plan, through the PCA Stable Value Fund within the Master Trust, held investments in a portfolio of synthetic guaranteed investment contracts. The contracts in the PCA Stable Value Fund are fully benefit-responsive and therefore they are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount that participants would receive if they were to initiate permitted transactions under the terms of the Master Trust and Plan. The contract value is calculated from the contributions made under the contracts plus interest credited less participant withdrawals and fees.

The PCA Stable Value Fund primarily invests in synthetic security-backed investment contracts and cash funds. Synthetic security-backed investment contracts are issued by insurance companies and other financial institutions (the “wrap contracts”) that are backed by a portfolio of bonds, fixed income common/collective trust funds, or other fixed income securities (the “underlying assets”) that are owned by the Master Trust and Plan.

The wrap contract issuers provide a rate of return that has a zero percent floor guarantee and provide full benefit responsiveness, provided that all terms of the wrap contracts have been met. Under the contracts, realized and unrealized gains and losses on the underlying assets are not immediately recognized in the net assets of the Master Trust and Plan, but are amortized over the maturity or duration of the underlying assets, through adjustments to the future interest crediting rate of the wrap contracts.

As of December 31, 2025 and 2024, there were no reserves against the wrap contract’s carrying values due to credit risks of the issuers. Certain events limit the ability of the Master Trust and Plan to transact at contract value with the wrap contract issuers. Such events may include, but are not limited to, Plan sponsor events that cause significant withdrawals from the PCA Stable Value Fund. However, the Master Trust and Plan’s management is not aware of the occurrence, or likely occurrence of any such events, which would limit the Master Trust and Plan’s ability to transact at contract value with the wrap contract issuers. The wrap contracts cannot be terminated by the issuer at a value other than contract value except under a limited number of very specific circumstances such as termination of the Master Trust or Plan or loss of qualified status of the Master Trust or Plan, material misrepresentations by the Master Trust or Plan sponsor or investment manager, the failure of the Plan’s trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA, failure by these same parties to meet material obligations under the contracts, or other similar types of events. However, the Master Trust and Plan’s management is unaware of any such events occurring that would allow the wrap contract issuers to terminate the contracts held by the Master Trust and Plan.